Subsequent Events - Additional Information (Details) $ / shares in Units, $ in Millions, $ in Millions				1 Months Ended	12 Months Ended
	Aug. 08, 2022 $ / shares	Feb. 08, 2022 $ / shares	Jan. 06, 2022 CAD ($) $ / shares shares	Jan. 31, 2022 USD ($) shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2021 shares	Oct. 07, 2021
SNDLSun8 Holdings Inc [Member] | SNDL Warrants [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Warrants to acquire common shares | shares					1,800,000
Common shares, exercise price per share | $ / shares					$ 0.94
Acquired brands and cultivars period					5 years
Warrants outstanding and exercisable, Number of warrants | shares						600,000
Major Ordinary Share Transactions
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of units issued | shares			320,600,000
Aggregate shares issued,value			$ 280.4
Major Ordinary Share Transactions | NASDAQ
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Minimum bid price per share | $ / shares	$ 1.00	$ 1.00
Minimum Bid requirement extension period		180 days
Regain compliance with listing qualifications initial period date		Feb. 07, 2022
Regain compliance with listing qualifications initial end date		Aug. 08, 2022
Minimum bid price consecutive days	10 days
Termination Of Agreement [Member] | SNDLSun8 Holdings Inc [Member] | SNDL Warrants [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Termination of Service and Sale Agreement Event Shares Issued | shares				3,700,000
Termination of service and sale agreement event value of shares issued				$ 2.9
Termination of service and sale agreement event cash payment made				$ 3.1
Cancellation of unvested share options | shares				1,200,000
Significant Investment [Member] | Promissory Note [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Notional amount				$ 5.0
Investments interest rate				15.00%
Investments maturity date				Feb. 09, 2025
Significant Investment [Member] | Purchase Agreement [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Notional amount				$ 10.0
Investments interest rate				10.00%
Investments maturity date				Mar. 30, 2025
Alcanna Inc [Member] | Major Ordinary Share Transactions
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Aggregate consideration			$ 54.3
Price per unit | $ / shares			$ 1.50
Common stock ,conversion price			8.85
Alcanna Inc [Member] | Nova Cannabis Inc. [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Percentage of equity interest							63.00%